Commitments (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 08, 2025	Feb. 13, 2024	Mar. 31, 2025	Dec. 31, 2024
Commitments [Line Items]
Underwriters option period from the date of initial public offering			45 days	45 days
Cash underwriting discount public share (in Dollars per share)			$ 0.1	$ 0.1
Underwriting deferred fee, per share (in Dollars per share)			$ 0.3	$ 0.3
Deferred underwriting fees			$ 5,520,000	$ 5,520,000
Purchase aggregate value	$ 75,000,000
Public shares price per share (in Dollars per share)		$ 10	$ 10
Helix Support Agreement [Member]
Commitments [Line Items]
Forfeit amount			$ 46,000,000
Stock issued shares (in Shares)			4,600,000	4,600,000
Non-Redemption Agreements [Member]
Commitments [Line Items]
Aggregate Shares (in Shares)			450,900
PubCo Common Stock [Member]
Commitments [Line Items]
Purchase aggregate value	$ 260,000,000
Sponsor [Member]
Commitments [Line Items]
Stock issued shares (in Shares)				3,360,000
PubCo Common Stock [Member]
Commitments [Line Items]
Forfeit number of shares (in Shares)			3,360,000
PubCo Common Stock [Member] | Sponsor [Member]
Commitments [Line Items]
Forfeit amount			$ 400,000,000
Fractional Share [Member]
Commitments [Line Items]
Forfeit amount			$ 400,000,000
Over-Allotment Option [Member]
Commitments [Line Items]
Additional share purchased (in Shares)			2,400,000	2,400,000
Initial Public Offering [Member]
Commitments [Line Items]
Additional share purchased (in Shares)		2,400,000
Public shares price per share (in Dollars per share)		$ 10
Cash underwriting discount			$ 1,840,000	$ 1,840,000
Public shares price per share (in Dollars per share)	$ 4.8	$ 10